Contingencies	3 Months Ended
Mar. 31, 2013
Product Returns Liability and Contingencies [Abstract]
CONTINGENCIES

NOTE 10—CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in “Accrued expenses and other current liabilities.”

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites. One of these sites is a former facility in Edison, New Jersey (the “New Jersey Site”), where a state agency has ordered UCI International to continue with the monitoring and investigation of chlorinated solvent contamination. UCI International is analyzing what further investigation and remediation, if any, may be required at the New Jersey Site. UCI International is also responsible for a portion of chlorinated solvent contamination at a previously owned site in Solano County, California (the “California Site”), where UCI International, at the request of the regional water board, is investigating and analyzing the nature and extent of the contamination and is conducting some remediation. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.2 million accrued at March 31, 2013 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the results for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky (the “Kentucky Site”). UCI International estimates settlement costs at $0.1 million for this site. UCI International also retains responsibility for remediation activities at a former manufacturing site (the “Former Manufacturing Site”) for which remediation settlement costs are estimated to be $0.1 million. To date, the expenditures related to the Kentucky Site and the Former Manufacturing Sites have been immaterial. In addition, UCI International is party to a remedy plan for an EPA Superfund site in Mayville, Wisconsin (the “Wisconsin Site”) related to hazardous and other waste disposal. Based on the settlement agreement, UCI International estimates its settlement cost to be less than $0.1 million. UCI International anticipates that the majority of the $0.2 million reserved for settlement and remediation costs will be spent in the next year.

Antitrust Litigation

Starting in 2008, UCI and its wholly-owned subsidiary, Champion Laboratories, Inc., (“Champion”), were named as defendants in numerous antitrust complaints originally filed in courts around the country. The complaints alleged that several defendant filter manufacturers engaged in price fixing for aftermarket automotive filters in violation of Section 1 of the Sherman Act and/or state law. Some of these complaints were putative class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, from 1999 to the present. Others were putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants, from 1999 to the present. The complaints sought treble damages, an injunction against future violations, costs and attorney’s fees.

On March 8, 2012, Champion and two other defendants executed a settlement agreement with all plaintiffs to settle the remaining actions. On April 24, 2012, the court granted preliminary approval of the settlement and required $7.8 million to be paid to the trustee. On November 28, 2012, the court entered an order approving the settlement, certifying the settlement class and dismissing the action with prejudice. The period for appeal of this order expired on December 28, 2012, without any notice of appeal having been filed.

During the three months ended March 31, 2012, Holdings incurred post-trial costs of $0.5 million. These amounts are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in “Antitrust litigation costs.”

Value-added Tax Receivable

A wholly-owned Mexican subsidiary of Champion has outstanding receivables denominated in Mexican pesos in the amount of $2.2 million from the Mexican Department of Finance and Public Credit currently recorded in the interim unaudited condensed consolidated balance sheet as of March 31, 2013. The receivables relate to refunds of Mexican value-added tax, to which Champion believes it is entitled in the ordinary course of business. The local Mexican tax authorities have rejected the claims for these refunds, and the Mexican subsidiary commenced litigation in the regional federal administrative and tax courts to order the local tax authorities to process these refunds. In September 2012, the tax court found in favor of the Mexican subsidiary with respect to the largest of the three claims ruling that the Mexican subsidiary is entitled to a refund of approximately $2.2 million (27.0 million Mexican pesos). The Mexican tax authorities did not appeal the ruling and a refund is expected in 2013. There are also claims totaling $0.3 million (3.7 million Mexican pesos) pending final rulings by the tax courts. Champion’s Mexican subsidiary received a letter dated April 9, 2013 giving notification that the tax court had agreed to refund claims totaling $0.3 million (3.7 million Mexican pesos). On April 25, 2013, a refund payment was received totaling $0.7 million (8.2 million Mexican pesos) including interest and inflation of $0.3 million (3.3 million Mexican pesos) and $0.1 million (1.2 million Mexican pesos), respectively. Due to uncertainties surrounding the collectability of the remaining claims no adjustment had been made to the refund receivable as of March 31, 2013.

Product Recall

During the year ended December 31, 2012, Holdings recalled certain defective products manufactured by Holdings’ Chinese operations and distributed by Holdings’ Spanish subsidiary. During the year ended December 31, 2012, Holdings recorded estimated costs of $1.2 million. In the three months ended March 31, 2013, Holdings recorded no additional provision for this matter. As of March 31, 2013, Holdings had paid $0.5 million of costs related to this matter and a remaining accrual of $0.7 million is recorded in the interim unaudited condensed consolidated balance sheets. Due to the uncertainties inherent in this matter, the estimates are subject to change, which could be significant. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. As of the date of this report, Holdings has confirmed that claims totaling $0.5 million are in the process of being reimbursed under our insurance coverage and are expected to be reimbursed in May 2013. At this point, no insurance recovery has been recorded.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings’ management believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on Holdings’ financial condition, results of operations or cash flows.